Average Annual Total Returns - ClassA ClassC ClassR ClassY - Victory RS Small Cap Equity Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	30.05%	18.09%	15.59%	24.26%	14.74%	12.08%	21.68%	13.87%	11.81%	36.38%	18.45%	15.27%	37.31%	18.95%	15.80%	38.24%	19.75%	16.47%	34.63%	16.36%	13.48%